OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other long-term liabilities:
Pension obligations	$ 37,873	$ 36,279
Guarantees issued to Golar Partners	11,429	16,493
Other	2,912	1,308
Other long-term liabilities	$ 52,214	$ 54,080